Investment Strategy - Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

General Strategy Description.    The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). The Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF. FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded fund that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than 20 years. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the Floor and Cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over a three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2026 through March 31, 2026. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. These dates correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year).

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Fund’s returns are uncapped (i.e., the Fund’s returns are not subject to the Cap), and the Fund will participate in the entirety of the upside returns of the Underlying ETF over the Outcome Period, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the returns shareholders experience will be lowered by 0.20% for the Outcome Period. Such returns will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will rise or fall from one Outcome Period to the next and there is no guarantee that the Fund’s returns will be uncapped in any subsequent Outcome Period.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tfjl, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance*	(5)%	(5)%	(5)%	(5)%	(5)%	0%	5%	10%	15%	20%	50%	100%

*           The Fund’s returns detailed in this table are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, such returns will be lowered by 0.20%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Floor amounts for Fund shareholders.

Use of FLEX Options.    The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide a maximum loss of 5% if the Underlying ETF’s share price experiences a decrease in value of greater than 5% over the duration of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide a maximum loss. In seeking to achieve the Floor, the Fund enters into a FLEX Option position that has a specifically selected strike price. The effect created by this position is that if the Underlying ETF’s share price decreases by less than 5% over the duration of the Outcome Period, the Fund will experience a decrease in value that approximately matches the decrease in value experienced by the Underlying ETF’s share price.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period.    The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Floor both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 5%, the Fund’s NAV can be expected to have decreased in value (because the Floor is not yet in full effect), but by less than 5% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

An investor that holds Shares through multiple Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Outcome Period, a new Cap will be established based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the prior Cap will be forfeited. Similarly, an investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Floor will be established based on the then-current price of the Underlying ETF and any losses experienced prior to gaining the protection offered by the Floor will be locked-in. Moreover, the quarterly imposition of a new Cap on future gains may make it difficult to recoup any losses from the prior Outcome Periods such that, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

Cap on Potential Upside Returns.    Unlike other investment products, the Fund’s investment strategy is designed such that the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period and is established on the first day of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. For the current Outcome Period, the Fund’s returns are uncapped (i.e., the Fund’s returns are not subject to a Cap on potential upside returns), and the Fund will participate in the entirety of the upside returns of the Underlying ETF over the Outcome Period, if any, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the returns shareholders experience will be lowered by 0.20% for the Outcome Period. Such returns will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/tfjl.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period, and there is no guarantee that the Fund’s returns will be uncapped in any subsequent Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Floor, the Fund enters into a series of FLEX Option contracts. As the purchaser of certain of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a call FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold call FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options. For the current Outcome Period, market conditions are such that in order to participate in the returns of the Underlying ETF and provide the Floor, the Fund does not need to sell a call FLEX Option, and accordingly, the Fund’s returns are uncapped.

Floor.    The Floor is only operative against Underlying ETF share price losses exceeding 5% over the duration of the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide the Floor. After the Underlying ETF’s share price has decreased by more than 5%, the put option purchased by the Fund is designed to prevent all subsequent losses. The Floor is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of extending the maximum losses incurred to the Floor for Fund shareholders. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account for the Outcome Period, the net Floor for an Outcome Period is 5.20%. The Floor will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Floor, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 5% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/tfjl, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/tfjl, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Floor, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”).